Movement of Balances of Group's Contingent Consideration Payables in Level 3 (Detail) (Significant Unobservable Inputs, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 2,280	$ 4,076
Initial recognition of contingent consideration in connection with acquisitions	1,099	2,963
Realized loss included in earnings	126	911
Transfers out to deferred consideration	(66)	(3,252)
Foreign exchange differences	74	53
Ending balance	2,922	2,280
Contingent Consideration Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Settlements	$ (591)	$ (2,471)